Other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 1,295	£ 1,084
Intangible assets other than goodwill, ending balance	1,443	1,295
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	738
Intangible assets other than goodwill, ending balance	757	738
Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	557
Intangible assets other than goodwill, ending balance	£ 686	557
Gas Business Enablement System
Changes in intangible assets other than goodwill [abstract]
Amortised period	10 years
Intangible assets other than goodwill, beginning balance	£ 240
Intangible assets other than goodwill, ending balance	298	240
Intangible assets other than goodwill, in service amount	82	30
UK General Ledger System
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	59
Intangible assets other than goodwill, ending balance	117	59
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	2,583	2,168
Exchange adjustments	(145)	63
Additions	421	352
Disposals	(49)
Reclassifications	15	0
Reclassification to held for sale (note 10)	(19)
Intangible assets other than goodwill, ending balance	2,806	2,583
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	2,026	1,784
Exchange adjustments	(102)	45
Additions	7	38
Disposals	(47)
Reclassifications	255	159
Reclassification to held for sale (note 10)	(19)
Intangible assets other than goodwill, ending balance	2,120	2,026
Gross carrying amount | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	557	384
Exchange adjustments	(43)	18
Additions	414	314
Disposals	(2)
Reclassifications	(240)	(159)
Reclassification to held for sale (note 10)	0
Intangible assets other than goodwill, ending balance	686	557
Accumulated depreciation/amortisation
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,288)	(1,084)
Exchange adjustments	61	(28)
Disposals	44
Reclassification to held for sale (note 10)	16
Amortisation charge for the year	(196)	176
Intangible assets other than goodwill, ending balance	(1,363)	(1,288)
Accumulated depreciation/amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,288)	(1,084)
Exchange adjustments	61	(28)
Disposals	44
Reclassification to held for sale (note 10)	16
Amortisation charge for the year	(196)	176
Intangible assets other than goodwill, ending balance	(1,363)	(1,288)
Accumulated depreciation/amortisation | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Disposals	0
Reclassification to held for sale (note 10)	0
Amortisation charge for the year	0	0
Intangible assets other than goodwill, ending balance	£ 0	£ 0
Bottom of range | Software
Changes in intangible assets other than goodwill [abstract]
Amortised period	3 years
Top of range | Software
Changes in intangible assets other than goodwill [abstract]
Amortised period	10 years